UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-9139

                    Advantus Real Estate Securities Fund, Inc.
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               (Exact name of registrant as specified in charter)

                  400 Robert Street North
                       St. Paul, MN                              55101
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        (Address of principal executive offices)              (Zip code)

                                  Eric Bentley
                             400 Robert Street North
                               St. Paul, MN 55101
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 651-665-4512

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1.  PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Advantus Real Estate Securities Fund, Inc., was reorganized into the fund identified on or about December 8, 2003. The surviving fund identified will file the proxy voting record for the entire reporting period ending June 30, 2004. The surviving fund has filed Form N-PX on or before August 31, 2004. Form N-PX and the proxy voting record for this fund, can be accessed by utilizing the surviving fund information set forth hereafter. Advantus Real Estate Securities Fund, Inc., CIK number 0001074981, SEC filing number 811-09139 merged into Ivy Funds Real Estate Securities Fund, CIK 0000052858, SEC filing number Ivy Fund 811-01028.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        (Registrant)  Advantus Real Estate Securities Fund, Inc.

                      By (Signature)  /S/ Dianne Orbison
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                      Title           President

Date 09/21/2004